CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 1,557		$ 2,064
Ordinary shares, par value per share | ₪ / shares		₪ 1		₪ 1
Ordinary shares, shares authorized	39,748,000		39,748,000
Ordinary shares, shares issued	23,032,448		22,894,348
Ordinary shares, shares outstanding	23,032,448		22,894,348